Current Financial Assets and Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of current financial assets and cash and cash equivalents [line items]
Restricted cash	$ 15.4
Other current financial assets	11.7
Furniture and equipment sales lease back [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Restricted cash	1.0	$ 1.4
Short term restricted cash	0.4	0.4
Manufacturing Facility [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Restricted cash	$ 15.0
Short term restricted cash		$ 20.0